Leases	12 Months Ended
Mar. 31, 2012
Leases

(19) Leases

Honda is the lessee under several operating leases, primarily for office and other facilities, and certain office equipment.

Future minimum lease payments under noncancelable operating leases that have initial or remaining lease terms in excess of one year at March 31, 2012 are as follows:

Years ending March 31	Yen (millions)
2013	¥18,733
2014	13,776
2015	10,667
2016	7,928
2017	9,559
After five years	41,069

Total minimum lease payments	¥101,732

Rental expenses under operating leases were ¥42,435 million, ¥38,641 million and ¥34,079 million, for the years ended March 31, 2010, 2011 and 2012, respectively.